Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

(U.S. Dollars in thousands)	Above market time charter Tordis Knutsen	Above market time charter Vigdis Knutsen	Total intangibles
Intangibles, December 31, 2015	$—	$—	$—
Additions	—	—	—
Amortization for the year	—	—	—

Intangibles, December 31, 2016	$—	$—	$—

Additions	1,468	1,458	2,926
Amortization for the period	(101)	(25)	(126)

Intangibles, June 30, 2017	$1,367	$1,433	$2,800